BUSINESS COMBINATIONS - Purchase Price Allocation (FY) (Details) - Beaches Development Group LTD - USD ($) $ in Thousands	1 Months Ended
	Jan. 31, 2021	Dec. 31, 2021
Business Acquisition [Line Items]
Issue of common stock for business combination	$ 135
Cash consideration	132
Indemnity holdback	23
Fair value of purchase consideration	205
Assets assumed	9
Goodwill	0
Fair value of assets		$ 205
Beaches Development Group LTD - Sellers Who Entered Into Employment Contracts | Restricted Stock
Business Acquisition [Line Items]
Issue of common stock for business combination	85
Beaches Development Group LTD - Sellers
Business Acquisition [Line Items]
Issue of common stock for business combination	50
Intangibles (Software)
Business Acquisition [Line Items]
Intangible assets acquired	$ 196